Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Corporate Information
1.
Corporate information

Overview

Kaspi.kz operates a two-sided Super App business model: the Kaspi.kz Super App for consumers and the Kaspi Pay Super App for merchants and entrepreneurs. Our offerings include payments, marketplace and fintech solutions for both consumers and merchants. Our business model, reinforced by our highly recognizable brand and continuing product innovation, generates powerful network effects, which has resulted in growth across all our platforms and strong financial performance.

Kaspi.kz Segments

Our segment reporting is based on our three business platforms:

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Payments: Our Payments Platform facilitates transactions between and among merchants and consumers. For consumers, our Payments Platform is a highly convenient way to pay for shopping transactions, regular household bills and make peer-to-peer payments. For merchants, our Payments Platform enables them to accept payments online and in-store, issue and instantly settle invoices, pay suppliers and monitor merchants’ turnover. Our Payments Platform is our main customer acquisition tool and we consider it to be fundamental for high levels of customer engagement. Having achieved scale with consumers and merchants, our Payments Platform brings more value to consumers and merchants.
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Marketplace: Our Marketplace Platform connects both online and offline merchants with consumers, enabling merchants to increase their sales through and allowing consumers to purchase a broad selection of products and services from a wide range of merchants. Marketplace has three main propositions—m-Commerce, e-Commerce and Kaspi Travel. m-Commerce brings a digital shopping experience to a merchant’s physical location, while consumers can use e-Commerce to shop anywhere, anytime and typically with free delivery. Kaspi Travel allows consumers to book domestic and international flights, domestic rail tickets and international package holidays. All Marketplace services are integrated with our Fintech and Payments Platforms. Other than in e-Grocery (which enables consumers to order groceries through the Kaspi.kz Super App with home delivery) and part of e-Cars (which facilitates buying and selling used cars), our Marketplace Platform is a “3P” model, enabling third-party merchants to sell their products directly to consumers.
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Fintech: Our Fintech Platform provides consumers and merchants with BNPL, finance and deposit products. All our Fintech services can be accessed through our Super Apps, fully digitally, with users identified using Kaspi ID biometrics technology. We lend only in local currency and we fund our financing products mainly using deposit products, which are primarily local currency savings accounts. As we add more opportunities to transact with the Kaspi.kz Super App, we anticipate that consumers will keep more of their deposits with us.

Information about the group of companies

Joint Stock Company Kaspi.kz (“the Company” or “the Group”) was incorporated in the Republic of Kazakhstan in 2008. The Company is regulated by the National Bank of the Republic of Kazakhstan (“NBRK”) and the Agency of the Republic of Kazakhstan for Regulation and Development of Financial Market. The registered address of the Company is 154A, Nauryzbai Batyr street, Almaty, 050013, the Republic of Kazakhstan.

On 21 January 2022, Kaspi Cloud LLC, a separate legal entity fully owned by Kaspi Office LLC, was established. Kaspi Cloud LLC is providing data center services to other companies of the Group, that support the storage, maintenance and processing of information using server software and equipment.

On 12 December 2022, the Group acquired 100% of Kaspi Office 2 LLC. This transaction was accounted as an asset acquisition, as the concentration test applied in accordance with IFRS 3 “Business Combinations” indicated that substantially all of the gross assets’ fair value acquired are concentrated in a single identifiable asset, represented by one of the Group’s office buildings in Almaty. As such, the acquired assets are determined not to be a business. Substantially all of the consideration paid has been allocated to the cost buildings acquired and liabilities assumed. In April 2023 Kaspi Office 2 LLC was merged with Kaspi Office LLP.

On 3 February 2023, Kaspi Shop LLC, our subsidiary, acquired a 51% share in “Magnum E-commerce Kazakhstan” LLC, followed by an acquisition of an additional 39.01% of the shares in “Magnum E-commerce Kazakhstan” LLC to 90.01%. The remaining 9.99% is owned by “Magnum Cash&Carry” LLС, the largest retail food chain in Kazakhstan.

On 12 October 2023, Kaspi Shop LLC, our subsidiary, acquired 39.758% of the shares of Kolesa JSC from Krysha & Kolesa Holding B.V. (“the Kolesa Group”), an indirect subsidiary of Baring Vostok Private Equity Fund V. On 12 October 2023, Mikheil Lomtadze, Chairman of the Management Board and significant shareholder of the Group, who is also a significant shareholder of Kolesa Group, has assigned 11% of the shares of Kolesa Group to Kaspi Shop LLC in trust, under a trust management agreement to Kaspi Shop LLC, which enables Kaspi Shop LLC to hold approximately 50.76% of the voting rights in Kolesa Group, allowing Kaspi Shop LLC to vote with these shares in a manner consistent with Kaspi Shop LLC’s interests. Therefore, the Trust Management Agreement gives control over the board of directors of Kolesa Group.

The Company is the parent of the following directly and indirectly held subsidiaries:

Subsidiary	Type of operation	Country of operation	Ownership as at 31 December 2022	Ownership as at 31 December 2023	Ownership as at 31 December 2024
Kaspi Pay LLC	Payment processing services	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Shop LLC	Marketplace	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Travel LLC	Online travel	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kolesa Group	Classifieds	Kazakhstan	-	Indirectly (39.76%)	Indirectly (39.56%)
Magnum E-commerce Kazakhstan LLC	E-Grocery	Kazakhstan	-	Indirectly (90.01%)	Indirectly (90.01%)
Kaspi Bank JSC	Banking	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
ARK Balance LLC	Distressed asset management	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
Kaspi Office LLC	Real estate	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Group JSC	Holding Company	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Digital Classifieds LLC	Classifieds	Azerbaijan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Portmone Group	Payment processing services	Ukraine	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Cloud LLC	Storage and processing of information	Kazakhstan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Office 2 LLC	Real estate	Kazakhstan	Indirectly (100%)	-	-

The shareholders are as follows:

	2022	2023	2024
	%	%	%
Baring Funds*	28.80	27.53	24.69
Mikheil Lomtadze	24.55	24.67	22.60
Vyacheslav Kim	23.35	23.47	21.40
Public Investors	20.18	20.92	27.67
Management	3.12	3.41	3.64

Total	100.00	100.00	100.00

*As at 31 December 2022, 2023 and 2024, Asia Equity Partners Limited, held 22.36%, 21.06% and 8.73% of total shares, respectively, Fintech Partners Limited held 0%, 0% and 9.50% of total shares respectively, and Baring Fintech Nexus Limited, held 6.44%, 6.47% and 6.45% of total shares, respectively, on behalf of Baring Funds.